TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 0	$ 897
Current accounts	832,544	920,937
Trade receivables with related parties	96,394	41,696
Allowance for doubtful accounts	(10,500)	(12,961)
Trade receivables, net - Current	$ 918,438	$ 949,672